N-2	Jun. 20, 2023 USD ($)
Cover [Abstract]
Entity Central Index Key	0001287032
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	Prospect Capital Corporation
Prospect Capital InterNotes due 2026 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]

CUSIP Number	ISIN Number	Principal Amount	Selling Price	Gross Concession	Net Proceeds	Coupon Type	Coupon Rate	Coupon Frequency	Maturity Date	1st Coupon Date	1st Coupon Amount	Survivor's Option	Product Ranking
74348GMS6	US74348GMS65	$15,000.00	100.000%	1.000%	$14,850.00	Fixed	5.750%	Semi-Annual	6/15/2026	12/15/2023	$27.47	Yes	Unsecured Notes
Redemption Information: Callable at 100.000% on 12/15/2023 and every business day thereafter (“Optional Redemption Date”).
The Notes will be issued pursuant to the Indenture, dated as of February 16, 2012, as amended and supplemented by that certain One Thousand Two Hundred Sixty-Seventh, One Thousand Two Hundred Sixty-Eighth, One Thousand Two Hundred Sixty-Ninth and One Thousand Two Hundred Seventieth Supplemental Indenture dated as of June 23, 2023.
The date from which interest shall accrue on the Notes is Friday, June 23, 2023. The “Interest Payment Dates” for the Notes shall be June 15 and December 15 of each year, commencing December 15, 2023; the interest payable on any Interest Payment Date, will be paid to the Person in whose name the Notes (or one or more predecessor Notes) is registered at the close of business on the Regular Record Date (as defined in the Indenture) for such interest, which shall be June 1 or December 1, as the case may be, next preceding such Interest Payment Date.
The Notes will be redeemable in whole or in part at any time or from time to time, at the option of Prospect Capital Corporation, on or after December 15, 2023 at a redemption price of $1,000 per Note plus accrued and unpaid interest payments otherwise payable for the then-current semi-annual interest period accrued to, but excluding, the date fixed for redemption and upon not less than 5 days nor more that 60 days prior notice to the noteholder and the trustee, as described in the prospectus.
Except for Notes sold to level-fee accounts, Notes offered to the public will be offered at the public offering price set forth above. Agents purchasing Notes on an agency basis for client accounts shall purchase Notes at the public offering price. Notes sold by the Agents for their own account may be sold at the public offering price less the discount specified above. Notes purchased by the Agents on behalf of level-fee accounts may be sold to such accounts at the discount to the public offering price specified above, in which case, such Agents will not retain any portion of the sales price as compensation.

Long Term Debt, Title [Text Block]	5.750% Notes due 2026
Long Term Debt, Principal	$ 15,000
Long Term Debt, Structuring [Text Block]

CUSIP Number	ISIN Number	Principal Amount	Selling Price	Gross Concession	Net Proceeds	Coupon Type	Coupon Rate	Coupon Frequency	Maturity Date	1st Coupon Date	1st Coupon Amount	Survivor's Option	Product Ranking
74348GMS6	US74348GMS65	$15,000.00	100.000%	1.000%	$14,850.00	Fixed	5.750%	Semi-Annual	6/15/2026	12/15/2023	$27.47	Yes	Unsecured Notes
Redemption Information: Callable at 100.000% on 12/15/2023 and every business day thereafter (“Optional Redemption Date”).
The Notes will be issued pursuant to the Indenture, dated as of February 16, 2012, as amended and supplemented by that certain One Thousand Two Hundred Sixty-Seventh, One Thousand Two Hundred Sixty-Eighth, One Thousand Two Hundred Sixty-Ninth and One Thousand Two Hundred Seventieth Supplemental Indenture dated as of June 23, 2023.
The date from which interest shall accrue on the Notes is Friday, June 23, 2023. The “Interest Payment Dates” for the Notes shall be June 15 and December 15 of each year, commencing December 15, 2023; the interest payable on any Interest Payment Date, will be paid to the Person in whose name the Notes (or one or more predecessor Notes) is registered at the close of business on the Regular Record Date (as defined in the Indenture) for such interest, which shall be June 1 or December 1, as the case may be, next preceding such Interest Payment Date.
The Notes will be redeemable in whole or in part at any time or from time to time, at the option of Prospect Capital Corporation, on or after December 15, 2023 at a redemption price of $1,000 per Note plus accrued and unpaid interest payments otherwise payable for the then-current semi-annual interest period accrued to, but excluding, the date fixed for redemption and upon not less than 5 days nor more that 60 days prior notice to the noteholder and the trustee, as described in the prospectus.
Except for Notes sold to level-fee accounts, Notes offered to the public will be offered at the public offering price set forth above. Agents purchasing Notes on an agency basis for client accounts shall purchase Notes at the public offering price. Notes sold by the Agents for their own account may be sold at the public offering price less the discount specified above. Notes purchased by the Agents on behalf of level-fee accounts may be sold to such accounts at the discount to the public offering price specified above, in which case, such Agents will not retain any portion of the sales price as compensation.

Prospect Capital InterNotes due 2029 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]

CUSIP Number	ISIN Number	Principal Amount	Selling Price	Gross Concession	Net Proceeds	Coupon Type	Coupon Rate	Coupon Frequency	Maturity Date	1st Coupon Date	1st Coupon Amount	Survivor's Option	Product Ranking
74348GMT4	US74348GMT49	$61,000.00	100.000%	1.650%	$59,993.50	Fixed	6.000%	Semi-Annual	6/15/2029	12/15/2023	$28.67	Yes	Unsecured Notes
Redemption Information: Callable at 100.000% on 12/15/2023 and every business day thereafter (“Optional Redemption Date”).
The Notes will be issued pursuant to the Indenture, dated as of February 16, 2012, as amended and supplemented by that certain One Thousand Two Hundred Sixty-Seventh, One Thousand Two Hundred Sixty-Eighth, One Thousand Two Hundred Sixty-Ninth and One Thousand Two Hundred Seventieth Supplemental Indenture dated as of June 23, 2023.
The date from which interest shall accrue on the Notes is Friday, June 23, 2023. The “Interest Payment Dates” for the Notes shall be June 15 and December 15 of each year, commencing December 15, 2023; the interest payable on any Interest Payment Date, will be paid to the Person in whose name the Notes (or one or more predecessor Notes) is registered at the close of business on the Regular Record Date (as defined in the Indenture) for such interest, which shall be June 1 or December 1, as the case may be, next preceding such Interest Payment Date.
The Notes will be redeemable in whole or in part at any time or from time to time, at the option of Prospect Capital Corporation, on or after December 15, 2023 at a redemption price of $1,000 per Note plus accrued and unpaid interest payments otherwise payable for the then-current semi-annual interest period accrued to, but excluding, the date fixed for redemption and upon not less than 5 days nor more that 60 days prior notice to the noteholder and the trustee, as described in the prospectus.
Except for Notes sold to level-fee accounts, Notes offered to the public will be offered at the public offering price set forth above. Agents purchasing Notes on an agency basis for client accounts shall purchase Notes at the public offering price. Notes sold by the Agents for their own account may be sold at the public offering price less the discount specified above. Notes purchased by the Agents on behalf of level-fee accounts may be sold to such accounts at the discount to the public offering price specified above, in which case, such Agents will not retain any portion of the sales price as compensation.

Long Term Debt, Title [Text Block]	6.000% Notes due 2029
Long Term Debt, Principal	$ 61,000
Long Term Debt, Structuring [Text Block]

CUSIP Number	ISIN Number	Principal Amount	Selling Price	Gross Concession	Net Proceeds	Coupon Type	Coupon Rate	Coupon Frequency	Maturity Date	1st Coupon Date	1st Coupon Amount	Survivor's Option	Product Ranking
74348GMT4	US74348GMT49	$61,000.00	100.000%	1.650%	$59,993.50	Fixed	6.000%	Semi-Annual	6/15/2029	12/15/2023	$28.67	Yes	Unsecured Notes
Redemption Information: Callable at 100.000% on 12/15/2023 and every business day thereafter (“Optional Redemption Date”).
The Notes will be issued pursuant to the Indenture, dated as of February 16, 2012, as amended and supplemented by that certain One Thousand Two Hundred Sixty-Seventh, One Thousand Two Hundred Sixty-Eighth, One Thousand Two Hundred Sixty-Ninth and One Thousand Two Hundred Seventieth Supplemental Indenture dated as of June 23, 2023.
The date from which interest shall accrue on the Notes is Friday, June 23, 2023. The “Interest Payment Dates” for the Notes shall be June 15 and December 15 of each year, commencing December 15, 2023; the interest payable on any Interest Payment Date, will be paid to the Person in whose name the Notes (or one or more predecessor Notes) is registered at the close of business on the Regular Record Date (as defined in the Indenture) for such interest, which shall be June 1 or December 1, as the case may be, next preceding such Interest Payment Date.
The Notes will be redeemable in whole or in part at any time or from time to time, at the option of Prospect Capital Corporation, on or after December 15, 2023 at a redemption price of $1,000 per Note plus accrued and unpaid interest payments otherwise payable for the then-current semi-annual interest period accrued to, but excluding, the date fixed for redemption and upon not less than 5 days nor more that 60 days prior notice to the noteholder and the trustee, as described in the prospectus.
Except for Notes sold to level-fee accounts, Notes offered to the public will be offered at the public offering price set forth above. Agents purchasing Notes on an agency basis for client accounts shall purchase Notes at the public offering price. Notes sold by the Agents for their own account may be sold at the public offering price less the discount specified above. Notes purchased by the Agents on behalf of level-fee accounts may be sold to such accounts at the discount to the public offering price specified above, in which case, such Agents will not retain any portion of the sales price as compensation.

Prospect Capital InterNotes due 2033 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]

CUSIP Number	ISIN Number	Principal Amount	Selling Price	Gross Concession	Net Proceeds	Coupon Type	Coupon Rate	Coupon Frequency	Maturity Date	1st Coupon Date	1st Coupon Amount	Survivor's Option	Product Ranking
74348GMU1	US74348GMU12	$10,000.00	100.000%	2.200%	$9,780.00	Fixed	6.250%	Semi-Annual	6/15/2033	12/15/2023	$29.86	Yes	Unsecured Notes
Redemption Information: Callable at 100.000% on 12/15/2023 and every business day thereafter (“Optional Redemption Date”).
The Notes will be issued pursuant to the Indenture, dated as of February 16, 2012, as amended and supplemented by that certain One Thousand Two Hundred Sixty-Seventh, One Thousand Two Hundred Sixty-Eighth, One Thousand Two Hundred Sixty-Ninth and One Thousand Two Hundred Seventieth Supplemental Indenture dated as of June 23, 2023.
The date from which interest shall accrue on the Notes is Friday, June 23, 2023. The “Interest Payment Dates” for the Notes shall be June 15 and December 15 of each year, commencing December 15, 2023; the interest payable on any Interest Payment Date, will be paid to the Person in whose name the Notes (or one or more predecessor Notes) is registered at the close of business on the Regular Record Date (as defined in the Indenture) for such interest, which shall be June 1 or December 1, as the case may be, next preceding such Interest Payment Date.
The Notes will be redeemable in whole or in part at any time or from time to time, at the option of Prospect Capital Corporation, on or after December 15, 2023 at a redemption price of $1,000 per Note plus accrued and unpaid interest payments otherwise payable for the then-current semi-annual interest period accrued to, but excluding, the date fixed for redemption and upon not less than 5 days nor more that 60 days prior notice to the noteholder and the trustee, as described in the prospectus.
Except for Notes sold to level-fee accounts, Notes offered to the public will be offered at the public offering price set forth above. Agents purchasing Notes on an agency basis for client accounts shall purchase Notes at the public offering price. Notes sold by the Agents for their own account may be sold at the public offering price less the discount specified above. Notes purchased by the Agents on behalf of level-fee accounts may be sold to such accounts at the discount to the public offering price specified above, in which case, such Agents will not retain any portion of the sales price as compensation.

Long Term Debt, Title [Text Block]	6.250% Notes due 2033
Long Term Debt, Principal	$ 10,000
Long Term Debt, Structuring [Text Block]

CUSIP Number	ISIN Number	Principal Amount	Selling Price	Gross Concession	Net Proceeds	Coupon Type	Coupon Rate	Coupon Frequency	Maturity Date	1st Coupon Date	1st Coupon Amount	Survivor's Option	Product Ranking
74348GMU1	US74348GMU12	$10,000.00	100.000%	2.200%	$9,780.00	Fixed	6.250%	Semi-Annual	6/15/2033	12/15/2023	$29.86	Yes	Unsecured Notes
Redemption Information: Callable at 100.000% on 12/15/2023 and every business day thereafter (“Optional Redemption Date”).
The Notes will be issued pursuant to the Indenture, dated as of February 16, 2012, as amended and supplemented by that certain One Thousand Two Hundred Sixty-Seventh, One Thousand Two Hundred Sixty-Eighth, One Thousand Two Hundred Sixty-Ninth and One Thousand Two Hundred Seventieth Supplemental Indenture dated as of June 23, 2023.
The date from which interest shall accrue on the Notes is Friday, June 23, 2023. The “Interest Payment Dates” for the Notes shall be June 15 and December 15 of each year, commencing December 15, 2023; the interest payable on any Interest Payment Date, will be paid to the Person in whose name the Notes (or one or more predecessor Notes) is registered at the close of business on the Regular Record Date (as defined in the Indenture) for such interest, which shall be June 1 or December 1, as the case may be, next preceding such Interest Payment Date.
The Notes will be redeemable in whole or in part at any time or from time to time, at the option of Prospect Capital Corporation, on or after December 15, 2023 at a redemption price of $1,000 per Note plus accrued and unpaid interest payments otherwise payable for the then-current semi-annual interest period accrued to, but excluding, the date fixed for redemption and upon not less than 5 days nor more that 60 days prior notice to the noteholder and the trustee, as described in the prospectus.
Except for Notes sold to level-fee accounts, Notes offered to the public will be offered at the public offering price set forth above. Agents purchasing Notes on an agency basis for client accounts shall purchase Notes at the public offering price. Notes sold by the Agents for their own account may be sold at the public offering price less the discount specified above. Notes purchased by the Agents on behalf of level-fee accounts may be sold to such accounts at the discount to the public offering price specified above, in which case, such Agents will not retain any portion of the sales price as compensation.

Prospect Capital InterNotes due 2043 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]

CUSIP Number	ISIN Number	Principal Amount	Selling Price	Gross Concession	Net Proceeds	Coupon Type	Coupon Rate	Coupon Frequency	Maturity Date	1st Coupon Date	1st Coupon Amount	Survivor's Option	Product Ranking
74348GMV9	US74348GMV94	$53,000.00	100.000%	3.050%	$51,383.50	Fixed	6.500%	Semi-Annual	6/15/2043	12/15/2023	$31.06	Yes	Unsecured Notes
Redemption Information: Callable at 100.000% on 12/15/2023 and every business day thereafter (“Optional Redemption Date”).
The Notes will be issued pursuant to the Indenture, dated as of February 16, 2012, as amended and supplemented by that certain One Thousand Two Hundred Sixty-Seventh, One Thousand Two Hundred Sixty-Eighth, One Thousand Two Hundred Sixty-Ninth and One Thousand Two Hundred Seventieth Supplemental Indenture dated as of June 23, 2023.
The date from which interest shall accrue on the Notes is Friday, June 23, 2023. The “Interest Payment Dates” for the Notes shall be June 15 and December 15 of each year, commencing December 15, 2023; the interest payable on any Interest Payment Date, will be paid to the Person in whose name the Notes (or one or more predecessor Notes) is registered at the close of business on the Regular Record Date (as defined in the Indenture) for such interest, which shall be June 1 or December 1, as the case may be, next preceding such Interest Payment Date.
The Notes will be redeemable in whole or in part at any time or from time to time, at the option of Prospect Capital Corporation, on or after December 15, 2023 at a redemption price of $1,000 per Note plus accrued and unpaid interest payments otherwise payable for the then-current semi-annual interest period accrued to, but excluding, the date fixed for redemption and upon not less than 5 days nor more that 60 days prior notice to the noteholder and the trustee, as described in the prospectus.
Except for Notes sold to level-fee accounts, Notes offered to the public will be offered at the public offering price set forth above. Agents purchasing Notes on an agency basis for client accounts shall purchase Notes at the public offering price. Notes sold by the Agents for their own account may be sold at the public offering price less the discount specified above. Notes purchased by the Agents on behalf of level-fee accounts may be sold to such accounts at the discount to the public offering price specified above, in which case, such Agents will not retain any portion of the sales price as compensation.

Long Term Debt, Title [Text Block]	6.500% Notes due 2043
Long Term Debt, Principal	$ 53,000
Long Term Debt, Structuring [Text Block]

CUSIP Number	ISIN Number	Principal Amount	Selling Price	Gross Concession	Net Proceeds	Coupon Type	Coupon Rate	Coupon Frequency	Maturity Date	1st Coupon Date	1st Coupon Amount	Survivor's Option	Product Ranking
74348GMV9	US74348GMV94	$53,000.00	100.000%	3.050%	$51,383.50	Fixed	6.500%	Semi-Annual	6/15/2043	12/15/2023	$31.06	Yes	Unsecured Notes
Redemption Information: Callable at 100.000% on 12/15/2023 and every business day thereafter (“Optional Redemption Date”).
The Notes will be issued pursuant to the Indenture, dated as of February 16, 2012, as amended and supplemented by that certain One Thousand Two Hundred Sixty-Seventh, One Thousand Two Hundred Sixty-Eighth, One Thousand Two Hundred Sixty-Ninth and One Thousand Two Hundred Seventieth Supplemental Indenture dated as of June 23, 2023.
The date from which interest shall accrue on the Notes is Friday, June 23, 2023. The “Interest Payment Dates” for the Notes shall be June 15 and December 15 of each year, commencing December 15, 2023; the interest payable on any Interest Payment Date, will be paid to the Person in whose name the Notes (or one or more predecessor Notes) is registered at the close of business on the Regular Record Date (as defined in the Indenture) for such interest, which shall be June 1 or December 1, as the case may be, next preceding such Interest Payment Date.
The Notes will be redeemable in whole or in part at any time or from time to time, at the option of Prospect Capital Corporation, on or after December 15, 2023 at a redemption price of $1,000 per Note plus accrued and unpaid interest payments otherwise payable for the then-current semi-annual interest period accrued to, but excluding, the date fixed for redemption and upon not less than 5 days nor more that 60 days prior notice to the noteholder and the trustee, as described in the prospectus.
Except for Notes sold to level-fee accounts, Notes offered to the public will be offered at the public offering price set forth above. Agents purchasing Notes on an agency basis for client accounts shall purchase Notes at the public offering price. Notes sold by the Agents for their own account may be sold at the public offering price less the discount specified above. Notes purchased by the Agents on behalf of level-fee accounts may be sold to such accounts at the discount to the public offering price specified above, in which case, such Agents will not retain any portion of the sales price as compensation.